Income Taxes - Schedule of Reconciliation of the Difference Between the Expected Income Tax Expense or Benefit (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of the Difference Between the Expected Income Tax Expense or Benefit [Abstract]
Income tax benefit at applicable statutory rate	[1]	$ (1,252,200)	$ (1,234,034)
Nondeductible expenses		16,854	887,362
Impact of foreign tax rate differential	[2]	1,029,155	(65,477)
Current year change in valuation allowance		159,173	518,505
Prior year adjustment		50,691	(104,607)
Other		(2,671)	(1,104)
Total		$ 1,002	$ 645

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
[2]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.